S-K 1603, SPAC Sponsor; Conflicts of Interest	Nov. 06, 2026
SPAC Sponsor, its Affiliates and Promoters [Line Items]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Table Text Block]
Subject Securities	Expiration Date	Natural Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions
Class B Ordinary Shares

The earlier (1) one year after the completion of our initial business combination; or (2) the date following the consummation of our initial business combination on which we complete a liquidation, merger, share exchange or other similar transaction that results in all of our shareholders having the right to exchange their shares for cash, securities or other property (the “Lock-Up”). Notwithstanding the foregoing, the initial shares will be released from the Lock-Up if (1) the reported closing price of our ordinary shares equals or exceeds $12.00 per share (as adjusted for share splits, share capitalizations, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing at least 150 days after our initial business combination or (2) we complete a liquidation, merger, share exchange or other similar transaction after our initial business combination that results in all of our shareholders having the right to exchange their shares for cash, securities or other property.

ZA Sponsor I LLC

Transfers permitted (a) to our or DBC’s officers, directors, advisors or consultants, any affiliate or family member of any of our or DBC’s officers, directors, advisors or consultants, any members or partners of the Sponsor or their affiliates and funds and accounts advised by such members or partners, any affiliates of the Sponsor, or any employees of such affiliates, (b) in the case of an individual, as a gift to such person’s immediate family or to a trust, the beneficiary of which is a member of such person’s immediate family, an affiliate of such person or to a charitable organization; (c) in the case of an individual, by virtue of laws of descent and distribution upon death of such person; (d) in the case of an individual, pursuant to a qualified domestic relations order; (e) by private sales or transfers made in connection with any forward purchase agreement or similar arrangement, in connection with an extension of the completion window or in connection with the consummation of a business combination at prices no greater than the price at which the shares or units were originally purchased; (f) pro rata distributions from our Sponsor or DBC to its respective members, partners or shareholders pursuant to our Sponsor’s or DBC’s limited liability company agreement or other charter documents; (g) by virtue of the laws of the Cayman Islands or our Sponsor’s limited liability company agreement upon dissolution of our Sponsor or upon dissolution of DBC, (h) in the event of our liquidation prior to our consummation of our initial business combination; (i) in the event that, subsequent to our consummation of an initial business combination, we complete a liquidation, merger,

Subject Securities	Expiration Date	Natural Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions

share exchange or other similar transaction which results in all of our shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property or (j) to a nominee or custodian of a person or entity to whom a transfer would be permissible under clauses (a) through (g); provided, however, that in the case of clauses (a) through (g) and clause (j) these permitted transferees must enter into a written agreement agreeing to be bound by these transfer restrictions and the other restrictions contained in the letter agreements.

Units in private placement	30 days after the completion of our initial business combination	ZA Sponsor I LLC	Same as above.

Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]

The following table summarizes the other relevant pre-existing fiduciary or contractual obligations of our officers and directors:

Name of Individual(1)	Name of Affiliated Company	Industry	Affiliation(2)
Jonathan Gazdak	ZA Capital Partners, LLC	Investment banking	Co-Founder
	Alexander Capital	Investment banking and broker-dealer	Head of Investment Banking
	Alexander Capital Ventures	Investment fund	Manager
Michael C. James	Guided Therapeutics, Inc.	Medical technology	Chairman of the Board, Chairman of the Audit Committee and member of the Compensation Committee
Jessica M. Lockett	Corporate Securities Legal LLP	Law firm	Partner
	After Watch Foundation, Inc.	Non-profit	Director
Marco Baccanello	MRK Consultants	Financial advisory	Chief Executive Officer and Founder
	GameSquare Holdings, Inc.	Games marketing and data services	Director
	Founder Group Ltd	Solar power solutions	Independent Director and Chair of the Audit Committee

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(1)      Each of the entities listed in this table has priority and preference relative to our company with respect to the performance by each individual listed in this table of his obligations and the presentation by each such individual of business opportunities.

(2)      Our directors and officers owe fiduciary duties to each of the entities that they are affiliated with in accordance with the fiduciary duties owed by persons in such capacity to the entity.